Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 7,394.71
Interest Amount	0.00
Total Offset Amount	0.00
Net Fee	$ 7,394.71
Total Fee and Interest Amount	7,394.71